Post balance sheet events (Details) - employee	6 Months Ended
	Dec. 31, 2021	Feb. 28, 2022
Disclosure of non-adjusting events after reporting period [line items]
Percentage of staff located in countries that are a member of NATO		75.00%
MOLDOVA
Disclosure of non-adjusting events after reporting period [line items]
Number of employees		1,200
Percentage of entity's revenue	9.00%